Balance Sheet Accounts and Supplemental Disclosures - Schedule of Other Noncurrent Liabilities (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Schedule Of Other Liabilities [Line Items]
Conditional asset retirement obligations	$ 21.4	$ 20.8	$ 17.8
Pension benefits, non-qualified	18.7	18.9	16.1
Deferred compensation	9.1	8.4	7.8
Deferred revenue	8.3	8.6	9.2
Legal settlements	0.3	2.3	8.3
Other	9.6	9.5	4.9
Other noncurrent liabilities	$ 67.4	$ 68.5	$ 64.1